Financial liabilities	9 Months Ended
Sep. 30, 2020
Financial liabilities
Financial liabilities

11 Financial liabilities

11.1Interest-bearing liabilities

in EUR k	Dec 31, 2019	Sep 30, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	968	501
Municipal loans	610	—
Total non‑current loans	1,578	501
Lease liabilities	18,069	18,052
Total non‑current liabilities	19,647	18,553

Current liabilities
Current portion of secured bank loans	802	868
Other bank loans	—	406
Bank overdrafts	2,636	3,345
Municipal loans	250	—
Total current loans	3,688	4,619
Current portion of lease liabilities	3,635	3,295
Total current liabilities	7,323	7,914

Total non‑current and current liabilities	26,970	26,467

As of September 30, 2020, short-term cash deposits of EUR 1,500k (December 31, 2019: EUR 1,500k) were used to secure the secured bank loan outstanding (see note 9).

Other bank loans outstanding as of September 30, 2020 represented bank loans granted under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). Subject to certain reporting and review requirements, the Company may apply for forgiveness of the amount after the 24-week period beginning on the date of first disbursement of the loans.  The Company is in the process of preparing the relevant application and anticipates the result of the forgiveness will be available in the first half of 2021. The amount which is forgiven will be considered as government grant income, while any remaining amount not forgiven will be repaid by the Company. Accordingly, the entire amount was classified as current.

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing liabilities as of September 30, 2020 and December 31, 2019 have the following conditions:

				Dec 31, 2019		Sep 30, 2020
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	3.95%	2018‑25	1,770	1,770	1,369	1,369
Other bank loan	USD	1%	2020-22	—	—	406	406
Municipal loan	EUR	8.25%; plus 1.5% profit-related; 0.75% on losses	2018-23	500	500	—	—
Municipal loan	EUR	8%; plus 1.5% profit-related; 0.75% on losses	2021	360	360	—	—
Bank overdrafts	EUR	4.46%	Rollover	476	476	490	490
Bank overdrafts	EUR	3.75%	Rollover	2,160	2,160	2,405	2,405
Bank overdrafts	EUR	3.59%	Rollover	—	—	450	450
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-8.9%	2017-31	21,704	21,704	21,347	21,347
Total interest‑bearing financial liabilities				26,970	26,970	26,467	26,467

*     represents the incremental borrowing rate of the Group at the commencement of the leases

The bank overdrafts of EUR 2,405k as of September 30, 2020 (December 31, 2019: EUR 2,160k) were secured by short-term deposits with a carrying amount of EUR 2,500k (December 31, 2019: EUR 2,500k) (see note 9). The bank overdrafts of EUR 490k (December 31, 2019: EUR 476k) were secured by guarantees provided by certain of the Company's shareholders as of December 31, 2019, and these guarantees were released providing security over a short-term deposit with a carrying amount of EUR 500k subsequent to the year end (see note 9).

The municipal loan due to MBMV (Mittelständische Bürgschaftsbank Mecklenburg-Vorpommern) of EUR 860k outstanding as of December 31, 2019 was secured by guarantees provided by the Group's shareholders, and were released upon full repayment in February 2020.

11.2Trade payables and other liabilities

in EUR k	Dec 31, 2019	Sep 30, 2020
Trade payables	8,554	12,052
Government grants (deferred income)	11,289	10,646
Liability for Virtual Stock Option Program	2,769	—
Contract liabilities	3,748	3,134
Others	5,258	9,866
Trade payables and other liabilities	31,618	35,698
Non‑current	9,941	9,296
Current	21,677	26,402

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, "Verbesserung der regionalen Wirtschaftsstruktur" (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. Additional grants received during the nine months ended September 30, 2020 are related to the purchase of certain items of property, plant and equipment amounted to EUR 390k (the nine months ended September 30, 2019: EUR 341k).

In addition, other liabilities include a provision for outstanding invoices of EUR 4,675k (December 31, 2019: EUR 1,210k)  which mainly relates to pandemic related invoices, personnel-related liabilities for vacation and bonuses totaling EUR 2,662k (December 31, 2019: EUR 2,264k), a VAT payable of EUR 963k (December 31, 2019: EUR 1,311k receivable), as well as liabilities for wage and church tax of EUR 478k (December 31, 2019: EUR 376k). Other liabilities as of September 30, 2020 do not include costs related to the July 2020 Offering, while other liabilities as of December 31, 2019 included costs relating to the IPO of EUR 565k.